GENERAL (Schedule of results of the discontinued operations) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operation	$ 0	$ (264)
Discontinued Operations [Member] | Integrated Solutions Division Member
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) after income taxes	0	0
Capital gain from discontinued operation	0	(264)
Net loss from discontinued operation	$ 0	$ (264)